Employee Benefit Plans - Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Pension benefits
2022	$ 1,017
2023	1,045
2024	1,048
2025	1,116
2026	1,203
2027 to 2030	$ 8,353